Note 7 - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Nov. 24, 2014	Dec. 31, 2013
Note 7 - Goodwill (Details) [Line Items]
Weighted Average Discount Rate, Percent	12.00%
Goodwill (in Dollars)	$ 236	$ 236		$ 0
Shipping [Member]
Note 7 - Goodwill (Details) [Line Items]
Operating Expenses Forecasted by Inflation Rate Percentage	2.00%
NMC, ACN and KCN [Member]
Note 7 - Goodwill (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Business Acquisition Purchases Price Allocation, Premium (Goodwill) Amount (in Dollars)			$ 236